CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Statement of Financial Position [Abstract]
Accounts receivables, allowance for doubtful accounts | $	$ 8,697	$ 6,543
Accounts receivables, allowance for credit Loss | $	$ 6,816	$ 7,188
Ordinary shares, shares authorized	5,000,000	5,000,000
Ordinary shares, shares issued	5,369,367	2,172,855
Ordinary shares, shares outstanding	5,369,367	2,172,855